CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
OPERATING ACTIVITIES
Loss for the year	$ (10,039,658)	$ (11,703,990)
Items not affecting cash
Depreciation and amortisation	600,322	613,714
Loan receivable accrued interest	0	(22,739)
Loss on disposal of equipment	14,544	156,531
Share-based compensation	1,529,934	1,786,453
Valuation allowance on inventory	136,447	203,553
Net change in non-cash working capital balances	1,475,970	914,889
Cash flows used in operating activities	(6,282,441)	(8,051,589)
INVESTING ACTIVITIES
Loan receivable advanced	(2,587)	(36,882)
Loan receivable repayment	545,850	2,500,000
Mineral exploration and evaluation expenditures capitalised	(183,214)	(271,857)
Proceeds on sale of property and equipment	0	10,000
Purchase of property and equipment	(1,398)	(320,099)
Cash flows from (used in) investing activities	358,651	1,881,162
FINANCING ACTIVITIES
Payments on lease liability	(151,129)	(129,264)
Payments on long-term debt	(410,980)	(240,353)
Proceeds from stock options exercised	232,500	113,000
Shares purchased for cancellation	(142,866)	(408,853)
Units issued	3,069,950	0
Unit issue costs	(73,624)	0
Cash flows used in financing activities	2,523,851	(665,470)
Change in cash and cash equivalents during the year	(3,399,939)	(6,835,897)
Cash and cash equivalents, beginning of year	3,521,420	10,357,317
Cash and cash equivalents, end of year	$ 121,481	$ 3,521,420